Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 124,685	$ 175,240
Work-in-process	109,897	100,494
Finished goods	156,855	279,937
Total	391,437	555,671
Long-term inventory	17,100	22,900
Inventories not yet available for sale	$ 5,900	$ 16,800